Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2023
Significant Accounting Policies [Abstract]
Schedule of Operating Lease Income from Fixed Payments and Variable Lease Income	Operating lease income from fixed payments and variable lease income for the six months ended June 30, 2022 and 2023 were as follows:
	For the six months ended June 30,
	2022	2023
	RMB	RMB
	(Unaudited)	(Unaudited)
Operating lease income from fixed payments	161,336	70,793
Variable operating lease income	—	—
Total	161,336	70,793

Schedule of Lease Payments Receivable	Lease payments receivable for the following five years as of June 30, 2023 were as follows:
RMB
(Unaudited)
For the period ending December 31,
2023	80,875
For the year ending December 31,
2024	79,904
2025	30,619
2026	13,332
2027	8,615
Thereafter	68,842
Total	282,187